DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Aug. 31, 2022
Receivables [Abstract]
SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	August 31, 2022	August 31, 2021

Deposits and Prepayment	61,270	15,208
Other receivables (Advances from suppliers)	770,396	1,224,353
Total	831,666	1,239,561